Operating Cash Flow (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments for:
Depreciation and amortization	€ 5,081	€ 4,285	€ 4,182
Impairment loss	1,083
Share-based compensation expenses	26,757	16,536	11,034
Increase in retirement benefit obligations and provisions	99	23	251
Unrealised exchange gains /losses and non-cash other financial expenses	(10,063)	27,457	(5,462)
Fair value adjustment financial assets held at fair value through profit or loss	(1,203)
Fair value re-measurement of share subscription agreement			(57,479)
Total adjustment for non-cash transactions	21,753	48,301	(47,473)
Interest expense	780	936	47
Interest income	(5,219)	(3,045)	(1,614)
Tax expense	50	198	235
Total adjustment for items to disclose separately under operating cash flow	(4,389)	(1,912)	(1,332)
Gain on sale of financial assets held at fair value through profit or loss	(668)
Gain on sale of fixed assets			(14)
Total adjustment for items to disclose separately under investing and financing cash flow	(668)		(14)
Decrease in inventories	3	22	25
Increase in receivables	(76)	(27,656)	(12,978)
Increase in payables	19,996	14,772	2,102
Total change in working capital other than deferred income	€ 19,922	€ (12,862)	€ (10,851)